Accounts Receivable and Other Receivables, Net - Schedule of Accounts Receivable and Other Receivables (Details) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable and Other Receivables, Net [Abstract]
Customers by sales provision of services	€ 3,360,994	€ 2,505,194
VAT receivable	41,242	46,106
Others	39,460	87,702
Accounts receivable and other receivables, gross	3,441,696	2,639,002
Allowance for doubtful accounts	(515,564)	(417,922)
Accounts receivable and other receivables, net	€ 2,926,132	€ 2,221,080